Government Grants (Tables)	6 Months Ended
Jun. 30, 2022
Government Grants [Abstract]
Schedule of research and development
	Six months ended
	June 30,
Research and Development Projects	2022	2021
Rapid detection of antibody-based pathogens	$19,072	$64,596
Multi-marker test for the early detection of pancreatic cancer	50,037	79,116
	$69,109	$143,712